Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jan. 20, 2021	$ 20,241		$ 1,265,559		$ 1,285,800
Balance, shares at Jan. 20, 2021	20,240,882
Net loss				(284,959)	(284,959)
Balance at Dec. 31, 2021	$ 20,241		1,265,559	(284,959)	1,000,841
Balance, shares at Dec. 31, 2021	20,240,882
Recapitalization			(139,880)		(139,880)
Restricted Stock Awards	$ 7,984		(7,984)
Restricted Stock Awards, shares	7,983,720
Series A Preferred Shares issued in Share Exchange		$ 9,000			9,000
Series A Preferred Shares issued in Share Exchange, shares		9,000,000
Shares issued upon conversion of Series A Preferred Stock	$ 485,781	$ (9,000)	(485,781)		(9,000)
Shares issued upon conversion of Series A Preferred Stock, shares	485,781,168	(9,000,000)
Sale of Common Stock	$ 1,500		148,500		150,000
Sale of Common Stock, shares	1,500,000
Net loss				(811,635)	(811,635)
Balance at Dec. 31, 2022	$ 515,506		780,414	(1,096,594)	199,326
Balance, shares at Dec. 31, 2022	515,505,770
Common Stock for Services	$ 934		86,314		87,248
Common Stock for Services, shares	933,796
Stock Compensation			102,600		102,600
Stock cancelled related to SuperGreen Exclusive License cancellation	$ (51,508)		51,508
Sale of Common Stock	$ 11,250		213,750		225,000
Sale of Common Stock, shares	11,250,000
Common Stock issued for Emergen Energy, LLC
Net loss				(454,507)	(454,507)
Stock cancelled related to SuperGreen Exclusive License cancellation, shares	(51,507,749)
Balance at Jun. 30, 2023	$ 476,182		1,234,586	(1,551,101)	159,667
Balance, shares at Jun. 30, 2023	476,181,817
Balance at Dec. 31, 2022	$ 515,506		780,414	(1,096,594)	199,326
Balance, shares at Dec. 31, 2022	515,505,770
Common Stock for Services	$ 1,674		115,781		117,455
Common Stock for Services, shares	1,674,506
Stock Compensation			180,600		180,600
Restricted Stock Awards	$ 1,500		28,500		30,000
Restricted Stock Awards, shares	1,500,000
Stock cancelled related to SuperGreen Exclusive License cancellation	$ (51,508)		51,508
Sale of Common Stock	$ 17,292		395,208		412,500
Sale of Common Stock, shares	17,291,667
Net loss				(811,693)	(811,693)
Stock cancelled related to SuperGreen Exclusive License cancellation, shares	(51,507,749)
Balance at Dec. 31, 2023	$ 484,464		1,552,011	(1,908,287)	128,188
Balance, shares at Dec. 31, 2023	484,464,194
Common Stock for Services	$ 530		47,867		48,397
Common Stock for Services, shares	529,452
Sale of Common Stock	$ 5,407		390,593		396,000
Sale of Common Stock, shares	5,407,143
Common Stock issued for Emergen Energy, LLC	$ 222,222		21,999,978		22,222,200
Common Stock issued for Emergen Energy, LLC, shares	222,222,000
Net loss				(1,136,407)	(1,136,407)
Stock Based Compensation	$ 2,000		586,080		588,080
Stock Based Compensation, shares	2,000,000
Balance at Jun. 30, 2024	$ 714,623		$ 24,576,529	$ (3,044,694)	$ 22,246,458
Balance, shares at Jun. 30, 2024	714,622,789